Consolidated Balance Sheets - USD ($)		Oct. 31, 2024	Oct. 31, 2023
Current Assets:
Cash and cash equivalents		$ 6,862,970	$ 2,219,973
Accounts receivable		7,582,530	983,784
Prepayments, prepaid expenses and other current assets		11,417,020	3,561,741
Total Current Assets		25,865,992	6,769,681
Property and equipment, net		201	561,891
Prepayments, prepaid expenses and other non-current assets		3,316,959	894,561
Operating lease right of use assets, net		23,407	204,750
Total Assets		29,206,559	8,430,883
Current Liabilities:
Current maturity of long-term bank loan		580,076	937,457
Accounts payable		569,188	261,144
Advance from customers		5,784,425	3,463,413
Accrued expenses and other liabilities		7,086,156	5,401,427
Operating lease liability-current		23,407	90,585
Taxes payable		7,756	56,161
Total Current Liabilities		19,553,915	14,108,759
Long-term bank loans		916,923	1,477,221
Operating lease liability-noncurrent			109,492
Deferred tax liability		107	217
Total Liabilities		20,470,945	15,695,689
COMMITMENTS AND CONTINGENCIES
Equity (Deficit):
Ordinary Shares, $0.0001 par value, 500,000,000 shares authorized, 117,885,481 and 52,774,579 shares issued and outstanding at October 31, 2024 and 2023, respectively*	[1]	11,790	5,278
Additional paid-in capital	[1]	33,904,575	(457,183)
Accumulated deficit		(28,553,022)	(4,955,326)
Total Shareholders’ Equity (Deficit)		5,363,343	(5,407,231)
Non-controlling interest		3,372,271	(1,857,575)
Total Equity (Deficit)		8,735,614	(7,264,806)
Total Liabilities and Equity (Deficit)		29,206,559	8,430,883
Related Party
Current Assets:
Due from related parties		3,472	4,183
Current Liabilities:
Due to related parties		$ 5,502,907	$ 3,898,572

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.